Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Number of performance share units granted	7,000